STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 731,422	$ 458,730	$ 2,142,040	$ 1,606,254
Cost of sales	1,861,745	966,593	4,813,415	3,968,185
Gross loss	(1,130,323)	(507,863)	(2,671,375)	(2,361,931)
Operating expenses
Research and development	2,297,983	1,503,558	8,485,668	4,609,913
Selling and marketing	1,478,778	806,118	5,007,320	2,301,610
General and administrative	2,208,657	1,060,652	6,241,433	2,928,186
Gain on sale of assets				(8,166)
Total operating expenses	5,985,418	3,370,328	19,734,421	9,831,543
Loss from operations	(7,115,741)	(3,878,191)	(22,405,796)	(12,193,474)
Other income (expense):
Interest expense	(6,316,330)	(305,582)	(11,757,445)	(1,136,054)
Interest income	578	4,297	18,193	3,176
Loss on extinguishment of warrants			(4,038,063)
Change in fair value of derivative liability	(20,219,263)	(66,994,149)	(19,714,808)	(8,396,169)
Total other income (expense)	(26,535,015)	(67,295,434)	(35,492,123)	(9,529,047)
Loss before provision for income taxes	(33,650,756)	(71,173,625)	(57,897,919)	(21,722,521)
Provision for income taxes	(1,750)		(1,250)	(5,297)
Net loss	$ (33,652,506)	$ (71,173,625)	$ (57,899,169)	$ (21,727,818)
Net loss per common share-basic and diluted	$ (15.26)	$ (29,374.17)	$ (1,790.94)	$ (36,334.14)
Weighted average common shares-basic and diluted	2,205,230	2,423	32,329	598